CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 14,361	$ 28,498
Deferred tax assets	531	710
Other taxes receivable	4,721	5,967
Other non-current assets	1,289	3,589
Total Non-current assets	20,902	38,764
Current assets
Inventories	9,699	11,437
Trade and other receivables	23,157	23,101
Income tax receivables	2,000	1,792
Other taxes receivable	4,143	6,368
Prepaid expenses	9,470	21,334
Term deposits and other financial assets	85,088	155,846
Cash and cash equivalents	35,483	71,579
Total Current assets	169,040	291,457
Total Assets	189,942	330,221
Equity
Share capital	236,800	235,659
Share premium	1,736,469	1,736,469
Other reserves	160,729	163,174
Accumulated losses	(2,064,763)	(1,960,584)
Equity attributable to the equity holders of the Company	69,235	174,718
Non-controlling interests	(511)	(469)
Total Equity	68,724	174,249
Non-current liabilities
Non-current borrowings	2,357	8,709
Trade and other payables	125	209
Deferred tax liabilities	204	899
Other taxes payable	474	1,749
Provisions for liabilities and other charges	514	889
Deferred income	0	345
Total Non-current liabilities	3,674	12,800
Current liabilities
Current borrowings	3,718	5,138
Trade and other payables	55,425	64,230
Income tax payables	13,427	12,986
Other taxes payable	23,452	20,947
Provisions for liabilities and other charges	18,420	35,899
Deferred income	3,102	3,972
Total Current liabilities	117,544	143,172
Total Liabilities	121,218	155,972
Total Equity and Liabilities	$ 189,942	$ 330,221